Earnings per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per Share

Note 17: Earnings per Share

The Company’s basic earnings per share (“EPS”) is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. For 2013, net income available to common shareholders included the impact from the acquisition of the CNH Global’s noncontrolling interest on September 29, 2013. Accordingly, newly issued CNH Industrial common shares were weighted for the period of three months when they were outstanding in 2013. The basic EPS for 2013 reflected the net income and weighted-average number of all classes of shares outstanding of Fiat Industrial.

The diluted EPS takes into consideration potential common share outstanding when inclusion is not anti-dilutive. The effect of dilutive securities is calculated using the treasury stock method.

In connection with the Mergers, CNH Industrial assumed the sponsorship of the share-based payment awards pursuant to which shares of Fiat Industrial or CNH Global were to be issued. The diluted weighted-average number of common shares outstanding for 2013 was determined by including the potential common shares from these equity awards pro-rated for the three-month period when they were outstanding. Before the mergers, Fiat Industrial did not have any equity instruments with potential dilutive effect.

The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2014, 2013 and 2012.

	2014	2013	2012
	(in millions, except per share data)
Basic:
Net income attributable to CNH Industrial	$710	$677	$757
Weighted average common shares outstanding—basic	1,354	1,255	1,223
Basic earnings per share	$0.52	$0.54	$0.62
Diluted:
Net income attributable to CNH Industrial	$710	$677	$757
Weighted average common shares outstanding—basic	1,354	1,255	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans (A)	6	2	—
Weighted average common shares outstanding—diluted	1,360	1,257	1,223
Diluted earnings per share	$0.52	$0.54	$0.62

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(A) Approximately 1.5 million shares of RSUs for the twelve months ended December 31, 2014 were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.